Related Party Transactions - General (Details) $ in Thousands		12 Months Ended				20 Months Ended
	Dec. 31, 2019	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)
Related Party Transactions
Services recognized in general and administrative expenses			$ 47,385	$ 41,993	$ 39,850
Revenue			(668,637)	(618,344)	(525,229)
Net pool allocation			4,264	(17,818)	$ (7,254)
Egypt LNG Shipping Ltd / Associate | GasLog Shipping Company, Ltd.
Related Party Transactions
Ownership interest in associate (in percent)	25.00%
Seres S.A.
Related Party Transactions
Maximum per person per day catering service rate | €		€ 10
Ceres Monaco S.A.M.
Related Party Transactions
Consultancy agreement fixed fee for service of employees						$ 100
Consultancy arrangement fee per month						$ 12
Consultancy arrangement minimum days per month						12 days
A.S. Papadimitriou and Partners Law Firm
Related Party Transactions
Services recognized in general and administrative expenses			0	4
The Cool Pool Limited / Joint venture
Related Party Transactions
Revenue			(45,253)	(102,253)
Total voyage expenses			8,086	10,154
Net pool allocation			$ 4,264	$ (17,818)